Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 11 - Subsequent Events

Pursuant to a Resignation, Waiver and Release with the Company, Theodore Banzhaf resigned as President of the Company, effective October 1, 2016 and is entitled to receive $10,000 as full and final payment for any amounts owed to him by the Company. The Resignation contains a release of the Company by Mr. Banzhaf for any liabilities and also contains an 18-month non-competition provision.

In May 2016, the Company entered into a convertible note agreement. We received $120,600, bearing interest at 12%, with principal and interest payable on September 15, 2017 in a total amount of $141,102. On July 18, 2016, the lender increased the share reserve from 7,000,000 to 18,572,365 shares. Following a request on August 19, 2016 to increase the share reserve to 48,000,000 shares that we could not accommodate, the company paid off the principal of $120,600 on August 29, 2016 and interest of $4,242,55 on August 30, 2016. On September 7, 2016, the lender declared the company in default and the Company commenced negotiations on a final pre-payment fee. On October 3, 2016, a settlement agreement was signed and on October 4, 2016, $42,210 was wired to the lender.

On October 7, 2016, the Company received a service of process for a complaint filed on July 28, 2016 in the US District Court for the Eastern District of New York against the Company and our Chief Executive Officer Timothy Hassett. It alleges breach of contract for failing to register shares sold to the plaintiffs in February and March of 2014.

Although it is early in the legal process, management believes that the compliant is without merit and that the ultimate resolution of this matter will not have a material adverse effect on our consolidated results of operations, financial position, or cash flow. And we will seek disposal of this matter.

On October 11, 2016, the United States District Court, District of Nevada orally approved the derivative action settlement agreement (“Peak Settlement Agreement”) reached in Peak Finance, LLC v. Timothy J. Hassett et. al., Case No. 2:15-cv-01590-GMN-CWH. Noting that no non-party shareholder filed any objections to the Peak Settlement Agreement, the District Court specifically found that it is “fundamentally fair, reasonable and adequate” and serves the best interest of the Company.  The Court further directed that counsel for the parties prepare a proposed formal written order finally approving the Peak Settlement Agreement and dismissing the case. On October 20, 2016, the Derivative Action Settlement Agreement was formally approved and the case was formally dismissed with prejudice.

In connection with the sale of the Series B Preferred Stock, on October 31, 2016, the Company filed with the Secretary of the State of Nevada, an amended Certificate of Designations of the Rights, Preferences, Privileges and Restrictions, which have not been set forth in the Certificate of Designation of the Series B Convertible Preferred Stock nor the first Amendment to Certificate of Designation filed on August 12, 2016.

In January 2016, we received the remaining $48,800 under the December 2015 Convertible Note, which has an additional debt discount of $5,850.